BASIS OF PRESENTATION (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Revision of prior period financial statements

	Three Months Ended			Three Months Ended			Six Months Ended
	June 30, 2024			September 30, 2024			September 30, 2024
	As Filed	Adjustment	Adjusted	As Filed	Adjustment	Adjusted	As Filed	Adjustment	Adjusted
Consolidated Statements of Financial Position

Share option reserve	$23,985	$(297)	$23,688	$24,126	$(633)	$23,493	$24,126	$(633)	$23,493
Accumulated deficit	(240,974)	297	(240,677)	(242,334)	633	(241,701)	(242,334)	633	(241,701)

Consolidated Statements of Operations and Other Comprehensive Loss
General and administrative expense	1,534	(297)	1,237	881	(336)	545	2,415	(633)	1,782
Loss from operations	2,839	(297)	2,542	1,604	(336)	1,268	4,443	(633)	3,810
Loss before provision for income taxes	1,662	(297)	1,365	1,362	(336)	1,026	3,024	(633)	2,391
Net loss	1,664	(297)	1,367	1,362	(336)	1,026	3,026	(633)	2,393
Comprehensive loss	1,664	(297)	1,367	1,362	(336)	1,026	3,026	(633)	2,393

(Loss) income per share
Basic and Diluted*	$(1.58)	$0.28	$(1.30)	$(1.26)	$0.31	$(0.95)	$(2.84)	$0.60	$(2.24)

Consolidated Statements of Equity
Share option reserve	23,985	(297)	23,688	24,126	(633)	23,493	24,126	(633)	23,493
Accumulated deficit	(240,974)	297	(240,677)	(242,334)	633	(241,701)	(242,334)	633	(241,701)

Consolidated Statements of Cash Flows
Net loss	1,664	(297)	1,367	1,362	(336)	1,026	3,026	(633)	2,393
Share-based compensation expense	144	(297)	(153)	141	(336)	(195)	285	(633)	(348)